INCOME TAXES - Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021
Deferred
Total	$ 20,011	$ 396,992	$ (69,897)
PRC
Current
- PRC income tax expenses	19,894	93,224	161,488
Deferred
- PRC income tax expenses	117	303,768	(231,385)
Total	$ 20,011	$ 396,992	$ (69,897)